Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities - Schedule of Right of Use Asset (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Office leases right of use assets	$ 1,984,320	$ 1,984,320
Less: accumulated amortization into rent expense	(539,046)	(233,890)
Balance of ROU assets as of end of period	$ 1,445,274	$ 1,750,430